CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	12.31.19	12.31.18
Cash and banks	250,168	205,598
Short-term investments	3,143,209	3,175,730
Total	3,393,377	3,381,328